Property, furniture and equipment, net - Summary of Carrying Amounts of lease liabilities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	S/ 143,803	S/ 90,513
Additions	50,438	105,860
Interest expenses, Note 19(a)	9,545	7,627	S/ 5,562
Disposals	(4,831)	(4,908)
Exchange differences	(605)	102
Payments	(54,105)	(55,391)
Ending balance	S/ 144,245	S/ 143,803	S/ 90,513